MASSMUTUAL PREMIER FUNDS

Supplement dated February 10, 2010 to the

Prospectus dated March 2, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 74 for the Strategic Emerging Markets Fund in the section titled Baring Prior Performance for Similar Accounts:

During the periods shown above, the highest quarterly return was 27.62% for the quarter ended December 31, 2001 and the lowest was -25.91% for the quarter ended September 30, 2008.

The following information replaces similar information found on page 74 for the Strategic Emerging Markets Fund in the section titled Baring Average Annual Total Returns for Similar Accounts:

	One Year	Five Years	Since Inception (7/1/99)
Baring Composite
Class S*	-49.03%	9.54%	6.96%
Class Y*	-49.08%	9.44%	6.85%
Class L*	-49.16%	9.27%	6.69%
Class A*	-52.21%	7.72%	5.77%
Class N*	-49.99%	8.69%	6.12%

MSCI® EM Index^	-53.33%	7.66%	5.70%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-09-09

MASSMUTUAL PREMIER FUNDS

Supplement dated February 10, 2010 to the

Class A Prospectus dated March 2, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 72 for the Strategic Emerging Markets Fund in the section titled Baring Prior Performance for Similar Accounts:

During the periods shown above, the highest quarterly return was 27.47% for the quarter ended December 31, 2001 and the lowest was -26.01% for the quarter ended September 30, 2008.

The following information replaces similar information found on page 72 for the Strategic Emerging Markets Fund in the section titled Baring Average Annual Total Returns for Similar Accounts:

	One Year	Five Years	Since Inception (7/1/99)
Baring Composite
Class A*	-52.21%	7.72%	5.77%

MSCI® EM Index^	-53.33%	7.66%	5.70%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000A-09-09